Contract Liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Total contract liabilities	$ 178,533	$ 0
Non-current contract liabilities	(46,736)	0
Current contract liabilities	131,797	0
Deposit on product
Total contract liabilities	92,950	0
Service agreement
Total contract liabilities	57,365	0
Other
Total contract liabilities	$ 28,218	$ 0